Events After the Reporting Date (Details Narrative) - CAD ($)				1 Months Ended		12 Months Ended
	May 06, 2020	May 15, 2019	Apr. 08, 2019	May 31, 2020	May 30, 2019	Jan. 31, 2020	Jan. 31, 2019	May 07, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 28, 2020	Oct. 22, 2018	Jan. 31, 2018
Statement [Line Items]
Common shares issuable							$ 10,000
Warrants issued against common stock
Settlement of legal claim (Notes 5 and 25(a))						$ (264,660)
Employment Agreement [member]
Statement [Line Items]
Warrants issued against common stock							277,691					3,750,000
Events After The Reporting Date [member]
Statement [Line Items]
Consideration for the settlement agreement							$ 264,660		$ 99,247		$ 165,413
Settlement of legal claim (Notes 5 and 25(a))						(264,660)
Warrants issued		46,132,000	6,950,000		13,868,000
Warrant expiry date		May 14, 2021	March 16, 2022		May 29, 2021
Warrants issuance date		May 15, 2019	April 8, 2019		May 30, 2019
Amended exercise price of warrant								$ 0.25
Events After The Reporting Date [member] | Employment Agreement [member]
Statement [Line Items]
Common shares issuable						$ 10,000
Warrants issued against common stock										28,716
Events After The Reporting Date [member] | Altum [member]
Statement [Line Items]
Common stock issuable for transaction	10,000,000
Warrants to acquire common shares	5,000,000
Proposed acquisition description				4,582
Percentage of outstanding common shares				67.45%
Price per share	$ 0.19
Warrants term	2 years
Payment in cash	$ 5,000,000
Royalty description	Altum will be entitled to a tiered royalty equal to 7% of net sales on the first US$50,000,000 in a calendar year and a reduced royalty equal to 5% of net sales in any calendar year that are in excess of US$50,000,000.
Issuance of promissory note				$ 200,000
Interest rate				10.00%
Events After The Reporting Date [member] | Opes Pharmaceuticals Inc [member]
Statement [Line Items]
Equity acquisation percentage				100.00%
Events After The Reporting Date [member] | IAH [member]
Statement [Line Items]
Common stock issuable for acquisition											517,817
Events After The Reporting Date [member] | Bottom of range [member] | Altum [member]
Statement [Line Items]
Equity financing	$ 5,000,000
Events After The Reporting Date [member] | Advisor [member]
Statement [Line Items]
RSU issued				200,000
Events After The Reporting Date [member] | Directors, Officers, Consultants And Key Member [member]
Statement [Line Items]
Stock options granted				2,900,000
Option term				5 years
Events After The Reporting Date [member] | Directors, Officers, Consultants And Key Member [member] | Top of range [member]
Statement [Line Items]
Option exercise price				$ 0.255
Events After The Reporting Date [member] | Directors, Officers, Consultants And Key Member [member] | Bottom of range [member]
Statement [Line Items]
Option exercise price				$ 0.18